Share-Based Compensation - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	7,040,860	22,000,000
Share based compensation expense	¥ 281,559	¥ 496,639	¥ 441,827
Number of options, Forfeited	93,192	27,647
Non-controlling interest	¥ 3,064	¥ 6,127	8,050
Subsidiaries [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	280,018	294,292
Share-Based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	1 year
Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	3 years
Share-Based Payment Arrangement, Tranche Three [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	4 years
TYT Company [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 20,027	¥ 23,219	21,282
Maximum [Member] | Employee Stock Option
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	4 years
Minimum [Member] | Employee Stock Option
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	1 year
Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 252,291	471,960	419,551
Unrecognized compensation costs	¥ 359,000
Weighted average period	2 years 8 months 12 days
Options Classified as Equity [Member] | Employee Stock Option
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	68,295,480
Number of options, Forfeited	21,532,099
Option Classified As Subsidiary [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Share based compensation expense	¥ 1,668	¥ 1,460	¥ 994
2018 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	2,300,588,991	2,300,588,991
Expiration period	10 years
2021 Plan [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	1,148,899,019	1,080,603,539
Expiration period	10 years
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Requisite service period	1 year	1 year
2021 Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	61,254,620
Requisite service period	4 years	4 years
2021 Plan [Member] | Options Classified as Equity [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted	68,295,480	93,783,260
2021 Plan [Member] | Options Classified as Equity [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure Of Compensation Related Costs Share Based Payments [Line Items]
Number of options, Granted		71,783,260